HANSBERGER INTERNATIONAL SERIES

May 5, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Hansberger International Series
(File Nos.: 333-08919 and 811-07729)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2010, do not differ from those contained in Post-Effective Amendment No. 24 that was filed electronically on April 30, 2010.

Please direct any questions or comments to me at (617) 449-2818.

Very truly yours,

/s/ JOHN DELPRETE
John DelPrete Assistant Secretary